Business Segment Information (Schedule Of Segment Information) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Segment margin	[1]									$ 347,264	$ 280,360	$ 262,333
Revenues		$ 847,282	$ 964,114	$ 1,015,049	$ 1,019,719	$ 961,035	$ 1,090,293	$ 1,068,694	$ 1,014,808	3,846,164	4,134,830	3,367,361
Capital Expenditures	[2]									644,548	704,205	426,298
ExternalCustomerRevenues										3,846,164	4,134,830	3,367,361
IntersegmentRevenues	[3]									0	0	0
Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin										61,231	64,349	58,039	[1]
Revenues										83,157	82,585	70,782
Capital Expenditures										46,611	130,787	59,345	[2]
ExternalCustomerRevenues										66,760	65,452	56,198
IntersegmentRevenues										16,397	17,133	14,584
Offshore Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin										71,598	44,530	38,500	[1]
Revenues										3,296	3,923	5,508
Capital Expenditures										37,639	94,286	269,365	[2]
ExternalCustomerRevenues										3,296	3,923	5,508
IntersegmentRevenues										0	0	0
Refinery Services [Member]
Segment Reporting Information [Line Items]
Segment margin										84,851	75,361	72,883	[1]
Revenues										207,401	205,985	196,017
Capital Expenditures										2,385	3,258	2,692	[2]
ExternalCustomerRevenues										218,297	216,860	205,110
IntersegmentRevenues										(10,896)	(10,875)	(9,093)
Marine Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin										86,239	47,726	37,528	[1]
Revenues										229,282	152,542	118,204
Capital Expenditures										232,783	260,736	37,188	[2]
ExternalCustomerRevenues										214,039	131,049	99,016
IntersegmentRevenues										15,243	21,493	19,188
Supply And Logistics [Member]
Segment Reporting Information [Line Items]
Segment margin										43,345	48,394	55,383	[1]
Revenues										3,323,028	3,689,795	2,976,850
Capital Expenditures										325,130	215,138	57,708	[2]
ExternalCustomerRevenues										3,343,772	3,717,546	3,001,529
IntersegmentRevenues										(20,744)	(27,751)	(24,679)
SEKCO [Member] | Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Capital Expenditures										$ 36,100	$ 94,300
Gulf Of Mexico Crude Oil Pipelines [Member] | Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Capital Expenditures												$ 205,600

[1]	A reconciliation of Segment Margin to income from continuing operations before income taxes for each year is presented below.
[2]	Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of internal growth projects) as well as acquisitions of businesses and interests in equity investees. In addition to construction of internal growth projects, capital spending in our Offshore pipeline transportation segment included $36.1 million and $94.3 million during the years ended December 31, 2014 and December 31, 2013 representing capital contributions to our SEKCO equity investee to fund our share of the construction costs for its pipeline. During 2014, capital spending in our marine transportation segment included $157 million for our purchase of the M/T American Phoenix. During 2013, capital spending in our marine segment also included $230.9 million for the acquisition of our offshore marine transportation assets. During 2012, capital spending in our pipeline transportation segment also included $205.6 million for the acquisition of interests in several Gulf of Mexico pipelines
[3]	Intersegment sales were conducted under terms that we believe were no more or less favorable than then-existing market conditions.